OTHER INCOME	12 Months Ended
Dec. 31, 2012
OTHER INCOME
OTHER INCOME

25.      OTHER INCOME

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Net foreign currency gains	71	48	132
Allowance for equity funds used during construction	1	3	96
Interest income on affiliate loans	20	17	20
Interest income	7	3	17
Noverco preferred shares dividend income	42	30	15
OPEB recovery (Note 5)	89	-	-
Gain on acquisition (Note 6)	-	-	22
Other	10	16	16
	240	117	318